Lease (Details) - Schedule of component of lease cost - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of component of lease cost [Abstract]
Operating lease cost	¥ 88,179	¥ 150,224
Short-term lease cost	24,819	24,355
Total	¥ 112,998	¥ 174,579